Consolidated balance sheets - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Non-current assets [abstract]
Property, plant and equipment	$ 11,955	$ 12,069
Right-of-use assets	1,640	1,677
Goodwill	29,100	26,524
Intangible assets other than goodwill	36,669	28,787
Investments in associated companies	8,575	8,644
Deferred tax assets	8,601	7,909
Financial assets	2,475	2,518
Other non-current assets	866	738
Total non-current assets	99,881	88,866
Current assets [abstract]
Inventories	6,904	5,982
Current trade receivables	7,644	8,301
Income tax receivable	308	254
Marketable securities, commodities, time deposits and derivative financial instruments	376	334
Cash and cash equivalents	5,917	11,112
Other current assets	2,733	2,680
Total current assets without disposal group	23,882	28,663
Assets of disposal group held for sale		841
Total current assets	23,882	29,504
Total assets	123,763	118,370
Equity [abstract]
Share capital	913	936
Treasury shares	(37)	(80)
Reserves	52,936	54,618
Issued share capital and reserves attributable to Novartis AG shareholders	53,812	55,474
Non-controlling interests	73	77
Total equity	53,885	55,551
Non-current liabilities [abstract]
Financial debts	23,955	20,353
Lease liabilities	1,698	1,703
Deferred tax liabilities	7,499	5,867
Provisions and other non-current liabilities	7,344	6,632
Total non-current liabilities	40,496	34,555
Current liabilities [abstract]
Trade payables	4,820	5,424
Financial debts and derivative financial instruments	8,875	7,031
Lease liabilities	258	246
Current income tax liabilities	2,571	2,194
Provisions and other current liabilities	12,858	13,338
Total current liabilities without disposal group	29,382	28,233
Liabilities of disposal group held for sale		31
Total current liabilities	29,382	28,264
Total liabilities	69,878	62,819
Total equity and liabilities	$ 123,763	$ 118,370